Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.3%
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)(c)	105,600	$200,672
Automobile Components — 2.2%
Minth Group Ltd.(b)(c)	348,000	936,984
Nexteer Automotive Group Ltd.	384,000	280,631
Tianneng Power International Ltd.(c)	288,000	224,231
Weifu High-Technology Group Co. Ltd., Class B	67,200	106,880
		1,548,726
Automobiles — 1.1%
BAIC Motor Corp. Ltd., Class H(a)	816,068	205,592
Brilliance China Automotive Holdings Ltd.	1,344,000	529,004
		734,596
Banks — 0.2%
China Bohai Bank Co. Ltd., Class H(a)(b)	1,272,000	145,718
Beverages — 0.4%
China Foods Ltd.	384,000	151,181
China Huiyuan Juice Group Ltd.(b)(d)	81,000	—
Yantai Changyu Pioneer Wine Co. Ltd., Class B	96,000	105,068
		256,249
Biotechnology — 10.5%
3SBio Inc.(a)	825,500	1,983,850
Alphamab Oncology(a)(b)	221,000	250,642
Ascentage Pharma Group International(a)(b)	120,000	767,049
CanSino Biologics Inc., Class H(a)(b)	38,400	164,761
Everest Medicines Ltd.(a)(b)(c)	104,886	589,321
HBM Holdings Ltd.(a)(b)	271,000	307,133
InnoCare Pharma Ltd.(a)(b)	306,000	437,640
Keymed Biosciences Inc.(a)(b)	91,000	511,265
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	336,000	198,622
Remegen Co. Ltd., Class H(a)(b)(c)	78,500	481,101
Shandong BoAn Biotechnology Co. Ltd., Class H(b)	57,600	86,955
Shanghai Henlius Biotech Inc., Class H(a)(b)	33,600	199,406
Untrade Cteg(b)(d)	600,000	1
Zai Lab Ltd.(b)(c)	451,200	1,373,904
		7,351,650
Building Products — 0.3%
China Lesso Group Holdings Ltd.	480,000	239,537
Capital Markets — 1.7%
Central China Securities Co. Ltd., Class H	480,000	91,311
China Everbright Ltd.	426,000	250,992
JF SmartInvest Holdings Ltd.(c)	52,000	274,487
Noah Holdings Ltd., ADR	17,904	184,590
Up Fintech Holding Ltd., ADR(b)	46,512	377,212
		1,178,592
Chemicals — 3.5%
China BlueChemical Ltd., Class H	672,000	173,714
China Risun Group Ltd.(c)	528,000	166,997
China XLX Fertiliser Ltd.	288,000	169,044
Dongyue Group Ltd.	587,000	685,406
Fufeng Group Ltd.(c)	672,600	584,559
Global New Material International Holdings Ltd.(b)(c)	288,000	143,657
Huabao International Holdings Ltd.	384,000	144,959
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	182,493	104,887
Sinofert Holdings Ltd.	1,440,000	234,523
Untradelumena Newmat, NVS(b)(d)	21,700	—
		2,407,746
Security	Shares	Value
Commercial Services & Supplies — 1.8%
Binjiang Service Group Co. Ltd.	33,859	$109,897
China Everbright Environment Group Ltd.	1,680,000	831,854
Tuhu Car Inc.(a)(b)	86,400	205,136
Zonqing Environmental Ltd.(c)	114,000	131,285
		1,278,172
Communications Equipment — 0.4%
FIH Mobile Ltd.(b)(c)	144,000	169,874
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)	72,000	139,379
		309,253
Construction & Engineering — 2.0%
China Conch Venture Holdings Ltd.	648,000	721,466
Greentown Management Holdings Co. Ltd.(a)(c)	288,000	99,627
Sinopec Engineering Group Co. Ltd., Class H	648,000	459,200
Xinte Energy Co. Ltd., Class H(b)(c)	169,200	89,373
		1,369,666
Construction Materials — 0.8%
BBMG Corp., Class H	1,056,000	91,305
China Resources Building Materials Technology Holdings Ltd.	1,056,000	221,242
CSG Holding Co. Ltd., Class B	504,047	107,904
MH Development Ltd.(b)(d)	112,000	—
West China Cement Ltd.	864,000	158,351
		578,802
Consumer Finance — 1.4%
FinVolution Group, ADR	50,064	418,535
Lufax Holding Ltd., ADR	118,848	348,225
Yixin Group Ltd.(a)(c)	768,000	190,653
		957,413
Consumer Staples Distribution & Retail — 1.5%
Chongqing Hongjiu Fruit Co. Ltd., Class H(b)(d)	211,280	23,442
East Buy Holding Ltd.(a)(b)(c)	192,000	316,211
Ping An Healthcare and Technology Co. Ltd.(a)(c)	393,600	351,945
Sun Art Retail Group Ltd.	1,080,000	326,877
		1,018,475
Distributors — 0.6%
China Tobacco International HK Co. Ltd.	96,000	418,253
Diversified Consumer Services — 1.5%
China East Education Holdings Ltd.(a)	240,000	191,486
China Education Group Holdings Ltd.	528,000	179,798
Fenbi Ltd., NVS(b)(c)	504,000	137,447
Fu Shou Yuan International Group Ltd.	624,000	285,866
Tianli International Holdings Ltd.	576,000	270,916
		1,065,513
Diversified REITs — 0.2%
Yuexiu REIT	1,152,000	108,455
Electrical Equipment — 1.1%
China Fiber Optic Network System Group Ltd.(b)(d)	181,600	—
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	187,212	260,150
Harbin Electric Co. Ltd., Class H	288,000	191,201
JL Mag Rare-Earth Co. Ltd., Class H	67,200	121,784
REPT BATTERO Energy Co. Ltd.(b)	134,400	194,868
Trony Solar Holdings Co. Ltd.(b)(d)	216,000	—
		768,003
Electronic Equipment, Instruments & Components — 3.4%
Anxin-China Holdings Ltd.(b)(d)	672,000	1
BOE Varitronix Ltd.	192,000	139,896
Kingboard Holdings Ltd.	304,500	863,457

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kingboard Laminates Holdings Ltd.(c)	432,000	$481,151
Q Technology Group Co. Ltd.(c)	218,000	179,866
RoboSense Technology Co. Ltd.(b)(c)	120,000	521,693
Wasion Holdings Ltd.	228,000	209,620
		2,395,684
Energy Equipment & Services — 0.2%
Dalipal Holdings Ltd.(b)	172,000	146,969
Entertainment — 4.4%
Alibaba Pictures Group Ltd.(b)	5,280,000	541,542
HUYA Inc., ADR	34,176	129,527
iQIYI Inc., ADR(b)(c)	217,296	347,674
Maoyan Entertainment(a)(b)(c)	211,200	189,847
NetDragon Websoft Holdings Ltd.	144,000	175,613
NetEase Cloud Music Inc.(a)(b)	39,950	1,074,151
Untrade SMI Holdings(b)(d)	267,200	—
XD Inc.(b)	134,400	628,623
		3,086,977
Financial Services — 1.0%
CSSC Hong Kong Shipping Co. Ltd.	576,000	136,295
Genertec Universal Medical Group Co. Ltd.(a)	384,000	260,568
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	672,000	62,563
SY Holdings Group Ltd.(c)	181,500	267,865
		727,291
Food Products — 1.6%
China Modern Dairy Holdings Ltd.(c)	1,248,000	171,222
China Youran Dairy Group Ltd.(a)(b)(c)	528,000	179,000
COFCO Joycome Foods Ltd.(b)(c)	1,248,000	238,214
Yihai International Holding Ltd.	240,820	409,353
Zhou Hei Ya International Holdings Co. Ltd.(a)	384,000	128,325
		1,126,114
Gas Utilities — 0.6%
Towngas Smart Energy Co. Ltd.	480,000	219,285
Zhongyu Energy Holdings Ltd.(b)(c)	384,000	203,081
		422,366
Ground Transportation — 0.7%
ANE Cayman Inc.(b)	312,000	339,809
Canggang Railway Ltd., NVS(c)	672,000	127,632
		467,441
Health Care Equipment & Supplies — 3.1%
AK Medical Holdings Ltd.(a)	232,000	174,964
Angelalign Technology Inc.(a)(c)	28,800	205,830
Kangji Medical Holdings Ltd.(c)	168,000	171,494
Lifetech Scientific Corp. (b)	1,344,000	277,116
MicroPort NeuroScientific Corp., NVS(c)	96,000	129,846
Microport Scientific Corp.(b)(c)	422,400	394,135
Shanghai Conant Optical Co. Ltd., Class H	87,500	330,570
Shanghai MicroPort MedBot Group Co. Ltd.(b)(c)	160,500	320,422
Untrade Hosa International Ltd.(b)(d)	220,000	—
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	65,500	158,034
		2,162,411
Health Care Providers & Services — 2.2%
Adicon Holdings Ltd., NVS(b)(c)	120,000	101,771
China Resources Medical Holdings Co. Ltd.(c)	384,000	201,234
Gushengtang Holdings Ltd.(c)	72,000	335,991
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	172,800	335,294
Jinxin Fertility Group Ltd.(a)(c)	984,000	350,846
New Horizon Health Ltd.(a)(b)(d)	132,000	178,529
		1,503,665
Security	Shares	Value
Health Care Technology — 0.5%
Medlive Technology Co. Ltd.(a)	96,000	$153,299
Yidu Tech Inc. (a)(b)(c)	292,800	213,696
		366,995
Hotels, Restaurants & Leisure — 2.0%
Atour Lifestyle Holdings Ltd., ADR	15,504	485,430
China Travel International Investment Hong Kong Ltd.(c)	864,000	113,233
DPC Dash Ltd., NVS(b)	36,000	435,408
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	1,488,000	153,359
Huangshan Tourism Development Co. Ltd., Class B	94,000	68,515
Jiumaojiu International Holdings Ltd.(a)(c)	432,000	132,389
		1,388,334
Household Durables — 1.3%
Chervon Holdings Ltd.	57,600	95,776
Skyworth Group Ltd.(b)(c)	480,000	186,921
TCL Electronics Holdings Ltd.	464,000	601,321
		884,018
Household Products — 0.4%
Blue Moon Group Holdings Ltd.(a)(c)	540,500	275,939
Independent Power and Renewable Electricity Producers — 1.3%
Beijing Jingneng Clean Energy Co. Ltd., Class H	672,000	207,807
CGN New Energy Holdings Co. Ltd.	576,000	174,560
China Datang Corp. Renewable Power Co. Ltd., Class H	1,056,000	303,636
Concord New Energy Group Ltd.	2,400,000	134,675
Xinyi Energy Holdings Ltd.	960,000	118,441
		939,119
Industrial Conglomerates — 0.4%
Shanghai Industrial Holdings Ltd.(c)	192,632	306,557
Insurance — 1.1%
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	326,400	796,132
Interactive Media & Services — 4.1%
Hello Group Inc., ADR	55,104	334,481
JOYY Inc., ADR	12,240	586,051
Meitu Inc.(a)	1,464,000	1,225,364
Newborn Town Inc.(b)	260,000	324,874
Weibo Corp., ADR	39,408	356,643
		2,827,413
IT Services — 4.7%
Chinasoft International Ltd.(c)	1,056,000	669,246
GDS Holdings Ltd., Class A(b)(c)	484,800	1,435,674
INESA Intelligent Tech Inc., Class B	134,442	99,223
Kingsoft Cloud Holdings Ltd.(b)(c)	1,028,980	779,835
National Agricultural Holdings Ltd., NVS(b)(d)	108,900	—
Vnet Group Inc., ADR(b)	29,952	159,944
WellCell Holdings Co. Ltd.(b)	115,200	112,245
		3,256,167
Life Sciences Tools & Services — 0.4%
XtalPi Holdings Ltd.(b)	480,000	280,111
Machinery — 2.8%
CIMC Enric Holdings Ltd.	289,193	222,020
First Tractor Co. Ltd., Class H(c)	192,000	158,545
LK Technology Holdings Ltd.(c)	240,491	92,160
Lonking Holdings Ltd.	864,000	206,564
Sany Heavy Equipment International Holdings Co. Ltd.	528,000	424,627
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	100,805	110,086
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	489,640	130,077

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
UBTech Robotics Corp. Ltd.(b)	60,000	$636,014
		1,980,093
Media — 0.3%
Xinhua Winshare Publishing and Media Co. Ltd., Class H	144,000	204,657
Metals & Mining — 3.7%
China Gold International Resources Corp. Ltd.(c)	110,400	848,652
China Metal Recycling Holdings Ltd.(b)(d)	184,800	—
China Nonferrous Mining Corp Ltd.(c)	624,000	456,800
Jinchuan Group International Resources Co. Ltd.(c)(d)	1,372,000	108,949
Lingbao Gold Group Co. Ltd., Class H	192,000	270,963
Maanshan Iron & Steel Co. Ltd., Class H(b)	576,000	128,917
Shougang Fushan Resources Group Ltd.	940,000	310,100
Tiangong International Co. Ltd.(c)	576,000	138,651
Untrade Real Gold Mining(b)(d)	126,000	—
Wanguo International Mining Group Ltd.	96,000	329,793
Youyuan International Holdings Ltd.(b)(d)	120,000	—
		2,592,825
Oil, Gas & Consumable Fuels — 0.9%
CGN Mining Co. Ltd.(c)	1,200,000	262,146
Kinetic Development Group Ltd.	1,152,000	169,985
Sinopec Kantons Holdings Ltd.(c)	384,000	214,501
		646,632
Paper & Forest Products — 0.7%
China Forestry Holdings Co. Ltd.(b)(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.(c)	576,000	158,111
Nine Dragons Paper Holdings Ltd.(b)(c)	768,000	303,011
Qunxing Paper Holdings Co. Ltd.(b)(d)	148,000	—
Superb Summit International Group Ltd.(b)(d)	2,975	—
		461,122
Personal Care Products — 0.3%
Shanghai Chicmax Cosmetic Co. Ltd., NVS	28,800	239,656
Pharmaceuticals — 6.7%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	115,000	129,075
China Animal Healthcare Ltd.(b)(d)	140,000	—
China Medical System Holdings Ltd.	624,000	850,950
China Shineway Pharmaceutical Group Ltd.	144,000	139,642
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	1,344,000	387,374
Consun Pharmaceutical Group Ltd.	192,000	259,316
Grand Pharmaceutical Group Ltd.(c)	480,000	527,523
Hua Han Health Industry Holdings Ltd.(b)(d)	505,580	1
HUTCHMED China Ltd.(b)	264,165	753,349
Luye Pharma Group Ltd. (a)(b)(c)	936,000	299,747
Sihuan Pharmaceutical Holdings Group Ltd.	1,968,000	245,591
Simcere Pharmaceutical Group Ltd.(a)(c)	288,000	472,104
SSY Group Ltd.(c)	576,000	214,633
Tong Ren Tang Technologies Co. Ltd., Class H	288,000	186,508
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)(c)	115,200	203,980
		4,669,793
Real Estate Management & Development — 9.0%
A-Living Smart City Services Co. Ltd.(a)	264,000	93,328
C&D Property Management Group Co. Ltd.	240,000	78,342
China Jinmao Holdings Group Ltd.	2,496,000	338,557
China Overseas Grand Oceans Group Ltd.	816,000	177,173
China Overseas Property Holdings Ltd.	605,000	402,294
Country Garden Services Holdings Co. Ltd.	1,008,000	854,993
Evergrande Property Services Group Ltd.(a)(b)	2,466,500	228,983
Security	Shares	Value
Real Estate Management & Development (continued)
Gemdale Properties & Investment Corp. Ltd.(b)(c)	2,688,000	$92,023
Greentown China Holdings Ltd.(c)	464,500	560,393
Greentown Service Group Co. Ltd.	672,000	356,025
Guangzhou R&F Properties Co. Ltd., Class H(b)(c)	691,200	85,700
Hopson Development Holdings Ltd.(b)(c)	523,224	202,280
Onewo Inc., Class H(c)	105,600	271,396
Poly Property Group Co. Ltd.	960,000	174,256
Poly Property Services Co. Ltd., Class H	63,600	246,802
Radiance Holdings Group Co. Ltd.(b)(c)	384,000	127,442
Seazen Group Ltd.(b)(c)	1,152,000	283,325
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	124,883	98,323
Shenzhen Investment Ltd.(c)	1,248,000	119,107
Shoucheng Holdings Ltd.(c)	769,600	150,698
Shui On Land Ltd.(c)	1,656,000	130,627
Sunac China Holdings Ltd.(b)(c)	3,648,000	639,950
Sunac Services Holdings Ltd.(a)	689,000	146,176
Yuexiu Property Co. Ltd.(c)	624,000	347,215
Yuexiu Services Group Ltd., NVS	216,000	79,680
		6,285,088
Semiconductors & Semiconductor Equipment — 1.1%
Black Sesame International Holding Ltd.(b)	57,600	136,158
Daqo New Energy Corp., ADR(b)	24,048	321,281
JinkoSolar Holding Co. Ltd., ADR	15,831	286,225
		743,664
Software — 2.3%
AsiaInfo Technologies Ltd.(a)(c)	153,600	182,139
Beijing Fourth Paradigm Technology Co. Ltd.(b)(c)	62,400	341,398
Inspur Digital Enterprise Technology Ltd.	262,000	294,013
Ming Yuan Cloud Group Holdings Ltd.	432,000	146,086
Tuya Inc.	123,360	298,531
Weimob Inc.(a)(b)(c)	1,488,000	323,529
		1,585,696
Specialty Retail — 0.9%
Boshiwa International Holding Ltd.(b)(d)	67,000	—
Topsports International Holdings Ltd.(a)	1,008,000	358,950
XXF Group Holdings Ltd.(b)(c)	360,500	297,003
		655,953
Technology Hardware, Storage & Peripherals — 0.4%
Legend Holdings Corp., Class H(a)(b)	259,200	259,635
Textiles, Apparel & Luxury Goods — 1.4%
361 Degrees International Ltd.	384,000	210,411
China Lilang Ltd.	192,000	89,620
Fuguiniao Co. Ltd.(b)(d)	43,200	—
JNBY Design Ltd.	83,500	161,404
Xtep International Holdings Ltd.	696,000	523,667
		985,102
Tobacco — 0.4%
RLX Technology Inc., ADR(c)	124,800	257,088
Transportation Infrastructure — 3.1%
Anhui Expressway Co. Ltd., Class H	192,000	299,223
Beijing Capital International Airport Co. Ltd., Class H(b)	864,000	305,334
Cosco Shipping International Hong Kong Co. Ltd.	192,000	119,794
COSCO Shipping Ports Ltd.	576,000	343,579
Hainan Meilan International Airport Co. Ltd., Class H(b)	96,000	127,300
Shenzhen International Holdings Ltd.	672,000	616,022
Sichuan Expressway Co. Ltd., Class H	266,000	168,548
Yuexiu Transport Infrastructure Ltd.	345,601	158,580
		2,138,380

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.4%
China Water Affairs Group Ltd.	336,000	$261,144
Total Long-Term Investments — 99.3% (Cost: $63,964,806)		69,261,722
Short-Term Securities
Money Market Funds — 26.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	18,739,215	18,746,711
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	20,000	20,000
Total Short-Term Securities — 26.9% (Cost: $18,767,138)		18,766,711
Total Investments — 126.2% (Cost: $82,731,944)		88,028,433
Liabilities in Excess of Other Assets — (26.2)%		(18,279,138)
Net Assets — 100.0%		$69,749,295

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,718,133	$6,033,196 (a)	$—	$578	$(5,196)	$18,746,711	18,739,215	$655,418 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0 (a)	—	—	—	20,000	20,000	1,646	—
				$578	$(5,196)	$18,766,711		$657,064	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	18	06/20/25	$509	$2,266
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,500,709	$59,450,090	$310,923	$69,261,722
Short-Term Securities
Money Market Funds	18,766,711	—	—	18,766,711
	$28,267,420	$59,450,090	$310,923	$88,028,433
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,266	$—	$2,266

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets:
Opening balance, as of August 31, 2024	$608,999
Transfers into Level 3(a)	77,064
Transfers out of Level 3(a)	(119,080)
Accrued discounts/premiums	—
Net realized gain (loss)	(691,386)
Net change in unrealized appreciation (depreciation)(b)	540,964
Purchases	26,004
Sales	(131,642)
Closing balance, as of May 31, 2025	$310,923
Net change in unrealized appreciation (depreciation) on investment still held at May 31, 2025(b)	$ (38,384)
 (a) As of August 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2025, the Fund used significant un-
observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were trans-
ferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.

 (b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust